                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

-------------------------------------------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:             Highfields Capital Management LP
Address:          200 Clarendon Street, 51st Floor
                  Boston, MA 02116

-------------------------------------------------------------------------------
13F File Number                28-3499
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn               Boston, Massachusetts          May 15, 2002
-----------------------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  63
                                         --

Form 13F Information Table Value Total:  $1,599,767 (x 1000)
                                         -------------------

List of Other Included Managers:
         01     File Number 28-7618                  Jonathon S. Jacobson
         02     File Number 28-7616                  Richard L. Grubman

                Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


===============================================================================
FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

===============================================================================

13 F Report as of Mar 31, 2002

            Item 1:                 Item 2:       Item 3:   Item 4:   Item 5:                    Item 6:   Item 7:       Item 8:
           Draft One                                                 ---------
                                                                     SHARES OR                                           VOTING
                                   Title Of       CUSIP     VALUE    PRINCIPAL    SH/   PUT/   INVESTMENT   OTHER       AUTHORITY
        Name Of Issuer              Class         Number    x$1000   AMOUNT       PRN   CALL  DISCRETION  MANAGERS  SOLE SHARED NONE

Affiliated Computer Services          CL A        008190100  47,374    844,000    SHRS  PUT/      OTHER     01/02           X
Agere Sys Inc                         CL A        00845V100   182       46,900    SHRS            OTHER     01/02           X
Agrium Inc                             COM        008916108  5,239     498,000    SHRS            OTHER     01/02           X
Alderwoods Group INC                   COM        014383103  17,230   1,935,954   SHRS            OTHER     01/02           X
Amazon Com Inc                         COM        023135106  5,115     357,700    SHRS            OTHER     01/02           X
Anadarko Pete Corp                     COM        032511107  8,765     155,300    SHRS            OTHER     01/02           X
AOL Time Warner Inc                    COM        00184A105  3,361     142,100    SHRS            OTHER     01/02           X
AT&T Wireless Svcs Inc                 COM        00209A106  3,371     376,647    SHRS            OTHER     01/02           X
Bally Total Fitness Hldg Corp          COM        05873K108  9,789     445,950    SHRS            OTHER     01/02           X
BCE Inc                                COM        05534B109  19,745   1,120,600   SHRS            OTHER     01/02           X
BMC Software Inc                       COM        055921100  52,114   2,679,400   SHRS            OTHER     01/02           X
Circuit City Store Inc           Circt City GRP   172737108  22,803   1,264,000   SHRS            OTHER     01/02           X
Cisco Sys Inc                          COM        17275R102  1,185      70,000    SHRS            OTHER     01/02           X
City Investing Co Liq Tr          UNIT BEN INT    177900107  1,115     586,900    SHRS            OTHER     01/02           X
Converium Hldg AG                 SPONSORED ADR   21248N107   392       15,000    SHRS            OTHER     01/02           X
Cree Inc                               COM        225447101   743       54,500    SHRS  PUT/      OTHER     01/02           X
Echostar Communications New           CL A        278762109  89,865   3,173,201   SHRS            OTHER     01/02           X
El Paso Elec Co                      COM NEW      283677854  90,044   5,753,600   SHRS            OTHER     01/02           X
Exxon Mobil Corp                       COM        30231G102  1,140      26,000    SHRS            OTHER     01/02           X
Fastenal Co                            COM        311900104  27,492    365,000    SHRS  PUT/      OTHER     01/02           X
Fedex Corp                             COM        31428X106  39,605    681,675    SHRS            OTHER     01/02           X
Florida East Coast Inds               CL B        340632207  7,136     272,249    SHRS            OTHER     01/02           X
FMC Technologies Inc                   COM        30249U101  8,252     414,032    SHRS            OTHER     01/02           X
General Mtrs Corp                   CL H NEW      370442832  51,998   3,161,000   SHRS            OTHER     01/02           X
Georgia Pac Corp                       COM        373298108  26,865    897,000    SHRS  PUT/      OTHER     01/02           X
Golden St Bancorp Inc           WT EXP 99/99/999  381197136  3,722    2,863,100   SHRS            OTHER     01/02           X
Halliburton Co                         COM        406216101  17,090   1,000,000   SHRS  CALL/     OTHER     01/02           X
Hilton Hotels Corp                     COM        432848109  18,590   1,300,000   SHRS  PUT/      OTHER     01/02           X
I2 Technologies Inc                    COM        465754109   202       40,000    SHRS            OTHER     01/02           X
Intergraph Corp                        COM        458683109  3,992     226,700    SHRS            OTHER     01/02           X
Internet Cap Group Inc          SUB NT CV 5.5% 04 46059CAA4  17,630   49,837,000   PRN            OTHER     01/02           X
J Net Enterprises Inc                  COM        46622V102   677      307,531    SHRS            OTHER     01/02           X
J P Morgan Chase & Co                  COM        46625H100  50,013   1,402,900   SHRS  PUT/      OTHER     01/02           X
Jefferson Smurfit Group PLC ADR        COM        47508W107  3,274     136,700    SHRS            OTHER     01/02           X
King Pharmaceuticals Inc               COM        495582108  4,061     116,000    SHRS  PUT/      OTHER     01/02           X
Lakes Gaming Inc                       COM        51206P109  3,653     525,549    SHRS            OTHER     01/02           X
Laser Mtg Mgmt Inc                     COM        51806D100  3,767    3,275,900   SHRS            OTHER     01/02           X
Massey Energy Corp                     COM        576206106  8,764     518,600    SHRS            OTHER     01/02           X
Merrill Lynch & Co Inc                 COM        590188108  54,605    986,000    SHRS            OTHER     01/02           X
Metro Goldwyn Mayer Inc                COM        591610100   482       29,000    SHRS            OTHER     01/02           X
Mony Group Inc                         COM        615337102  76,556   1,898,700   SHRS            OTHER     01/02           X
Mykrolis Corp                          COM        62852P103  1,271      83,100    SHRS            OTHER     01/02           X
Nasdaq 100 TR                      UNIT SER 1     631100104  3,606     100,000    SHRS            OTHER     01/02           X
Newhall Land & Farming Co Cal    Depositary REC   651426108  79,317   2,534,100   SHRS            OTHER     01/02           X
P F Changs China Bistro Inc            COM        69333Y108  6,163     185,000    SHRS  PUT/      OTHER     01/02           X
Pactiv Corp                            COM        695257105  26,216   1,309,501   SHRS            OTHER     01/02           X
Readers Digest Assn Inc           CL A NON VTG    755267101 188,127   8,394,762   SHRS            OTHER     01/02           X
Readers Digest Assn Inc               CL B        755267200  10,305    433,000    SHRS            OTHER     01/02           X
Sappi Ltd                         SPON ADR NEW    803069202  13,652   1,019,600   SHRS            OTHER     01/02           X
Secure Computing Corp                  COM        813705100  4,277     218,100    SHRS            OTHER     01/02           X
Semiconductor HLDRS TR              DEP RCPT      816636203  51,099   1,098,200   SHRS            OTHER     01/02           X
Sepracor Inc                    SD CV 5% 2/15/07  817315AL8  9,974    16,000,000   PRN            OTHER     01/02           X
Shaw Communications Inc             CL B CONV     82028K200  40,144   2,232,700   SHRS            OTHER     01/02           X
Silicon Graphics Inc                   COM        827056102  47,073   11,076,020  SHRS            OTHER     01/02           X
Silicon Graphics Inc            SR NT CV 5.25% 04 827056AC6  51,457   70,308,000   PRN            OTHER     01/02           X
Station Casinos Inc                    COM        857689103  45,679   2,743,500   SHRS            OTHER     01/02           X
Synopsys Inc                           COM        871607107  53,650    972,621    SHRS            OTHER     01/02           X
Timberland Co                         CL A        887100105  8,450     200,000    SHRS            OTHER     01/02           X
TRW Inc                                COM        872649108  5,919     115,000    SHRS  CALL/     OTHER     01/02           X
TRW Inc                                COM        872649108   463       9,000     SHRS  PUT/      OTHER     01/02           X
Veritas Software Co                    COM        923436109  2,208      50,374    SHRS            OTHER     01/02           X
Visteon Corp                           COM        92839U107  11,423    690,200    SHRS            OTHER     01/02           X
Waddell & Reed Finl Inc               CL A        930059100 131,295   4,307,574   SHRS            OTHER     01/02           X